Net revenues (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net revenues	$ 2,766,481	$ 2,573,233	$ 3,033,990
Currency United State [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,239,869	2,050,053	2,251,866
Currency Brazil [Member]
IfrsStatementLineItems [Line Items]
Net revenues	$ 526,612	$ 523,180	$ 782,124